INCOME TAXES Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Capital loss carry-forward
Valuation allowance		$ 94,807	$ 106,210
Unrecognized Tax Benefits		4,329	4,346	$ 5,913
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		1,859	879
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		1,058	$ 1,044
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		911
Competitiveness and Employment Tax Credit [Member] | France [Member]
Capital loss carry-forward
Tax credit carried forward		223
Capital loss carry-forwards [Member]
Capital loss carry-forward
Capital loss carry-forwards		11,519
R&D tax credit [Member] | France [Member]
Capital loss carry-forward
Tax credit carried forward		5,392
Period after which unused tax credit may be refunded by the tax authorities	3 years
Investment tax credits [Member] | Canadian Federal [Member]
Capital loss carry-forward
Tax credit carried forward		22,664
Investment tax credits [Member] | Canadian Provincial [Member]
Capital loss carry-forward
Tax credit carried forward		10,350
U.S. subsidiary [Member] | R&D tax credit [Member] | U.S. [Member]
Capital loss carry-forward
Tax credit carried forward		6,445
NORWAY | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		9
Hong Kong [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		262
U.S. [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		7,419
Korea [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		16,056
Luxembourg [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		527
France [Member] | Foreign subsidiaries [Member]
Capital loss carry-forward
Net operating loss carry-forwards		$ 196,709
Base amount limitation of net operating loss deduction | €	€ 1.0
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	50.00%
Amount of taxable income over which the percentage limitation is applied | €	€ 1.0
Minimum [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Jan. 01, 2018
Operating Loss Carryforwards, Expiration Date	Jan. 01, 2020
Maximum [Member]
Capital loss carry-forward
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2023